Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

	2019		2018		2017

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,581	2,158	7,235	2,058	14,085	4,794

Profit from operations*	2,386	704	2,128	630	4,342	24,854

Net finance costs	(7)	(2)	(8)	(3)	(279)	(116)

Profit on ordinary activities before taxation	2,379	702	2,120	627	4,063	24,738

Taxation on ordinary activities	(666)	(196)	(678)	(201)	(1,441)	(522)

Profit on ordinary activities after taxation	1,713	506	1,442	426	2,622	24,216

Non-controlling interests	(27)	(8)	(24)	(7)	(22)	(7)

Post-tax results of associates and joint ventures	1,686	498	1,418	419	2,600	24,209

The post-tax results above include:

– issue of shares and change in shareholding	86	25	75	22	98	29

– gain on deemed divestment of RAI	–	–	–	–	–	23,288

– other	–	–	35	10	(283)	(120)

*	The gain on deemed divestment of RAI is recognised in the Group’s share of associates profit from operations.

Summary of Group's Share of the Result of Associates and Joint Ventures

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2019	2018	2017

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	498	419	24,209

Other comprehensive income:

Items that may be reclassified to profit & loss	(115)	(38)	(918)

Items that will not be reclassified to profit & loss	7	6	25

Total comprehensive income	390	387	23,316

Summary of Financial Information of the Group's Associates and Joint Ventures	Summarised financial information of the Group’s associates and joint ventures is shown below.

	2019

	ITC £m	Others £m	Total £m

Revenue	5,556	2,025	7,581

Profit on ordinary activities before taxation	2,322	57	2,379

Post-tax results of associates and joint ventures	1,646	40	1,686

Other comprehensive income	(365)	–	(365)

Total comprehensive income	1,281	40	1,321

	2018

	ITC £m	Others £m	Total £m

Revenue	5,072	2,163	7,235

Profit on ordinary activities before taxation	2,059	61	2,120

Post-tax results of associates and joint ventures	1,373	45	1,418

Other comprehensive income	(110)	–	(110)

Total comprehensive income	1,263	45	1,308

	2017

	RAI* £m	ITC £m	Others £m	Total £m

Revenue	5,525	6,607	1,953	14,085

Profit on ordinary activities before taxation	2,017	2,054	(8)	4,063

Post-tax results of associates and joint ventures	1,261	1,362	(23)	2,600

Other comprehensive income	(595)	(135)	(8)	(738)

Total comprehensive income	666	1,227	(31)	1,862

*	The information presented above for RAI is for the period from 1 January 2017 up to and including 24 July 2017 (see note 23).